Document and Entity Information	Jun. 01, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 01, 2020
Entity Registrant Name	TIVITY HEALTH, INC.
Entity Central Index Key	0000704415
Entity Emerging Growth Company	false
Entity File Number	000-19364
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	62-1117144
Entity Address, Address Line One	701 Cool Springs Boulevard
Entity Address, City or Town	Franklin
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37067
City Area Code	800
Local Phone Number	869-5311
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock - $.001 par value
Trading Symbol	TVTY
Name of each exchange on which registered	NASDAQ